Income taxes - Schedule of reconciliation of total tax expenses (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(14.71%)	(4.00%)	26.87%
Super deduction on research and development expenses		3.96%	(8.37%)
Effect of expired tax loss		(0.40%)
Effect of tax holiday	2.15%	47.40%	(36.13%)
Effect of tax rate in different tax jurisdiction	13.38%	(6.07%)	14.16%
Change in valuation allowance	(28.31%)	(65.89%)	(21.53%)
Total	(2.49%)	0.00%	0.00%